Accounts Payable and Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities Current [Line Items]
Accounts payable		$ 6,319	$ 7,850
Accrued payroll and employee benefits		52,344	47,950
Accrued insurance		13,674	12,916
Accrued interest		1,430	241
Accrued occupancy costs		2,336	2,272
Accrued professional fees		2,135	1,777
Other accrued expenses		18,969	16,027
Accounts payable and accrued expenses	$ 109,034	$ 97,207	$ 89,033